Annual Total Returns [BarChart] - Aggressive Growth Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	17.31%
2011	(2.49%)
2012	12.62%
2013	34.43%
2014	10.71%
2015	6.00%
2016	0.72%
2017	30.05%
2018	(0.84%)
2019	23.25%